UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-10359
Morgan Stanley Mid-Cap Value Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: August 31, 2009
Date of reporting period: May 31, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mid-Cap Value Fund
Portfolio of Investments May 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.4%)
	Aerospace & Defense (3.7%)
73,376	Goodrich Corp.	$3,561,671

	Auto Parts: O.E.M. (3.9%)
136,400	Autoliv, Inc.	3,789,192

	Computer Peripherals (3.1%)
138,300	Zebra Technologies Corp. (Class A) (a)	3,019,089

	Containers/Packaging (1.7%)
68,100	Sonoco Products Co.	1,658,916

	Data Processing Services (2.4%)
120,700	Fidelity National Information Services, Inc.	2,324,682

	Electric Utilities (6.7%)
112,490	American Electric Power Co., Inc.	2,962,987
23,600	NRG Energy, Inc. (a)	531,000
74,850	Wisconsin Energy Corp.	2,953,581

		6,447,568

	Electronic Components (1.6%)
378,324	Flextronics International Ltd. (Singapore) (a)	1,498,163

	Electronic Equipment/Instruments (4.8%)
100,300	Agilent Technologies, Inc. (a)	1,828,469
111,680	Diebold, Inc.	2,760,730

		4,589,199

	Food Distributors (1.0%)
40,700	SYSCO Corp.	975,172

	Food: Major Diversified (2.5%)
129,620	ConAgra Foods Inc.	2,409,636

	Home Furnishings (3.4%)
285,910	Newell Rubbermaid, Inc.	3,290,824

	Hospital/Nursing Management (1.9%)
160,300	Brookdale Senior Living Inc. (a)	1,857,877

	Household/Personal Care (1.9%)
56,640	Estee Lauder Companies, Inc. (The) (Class A)	1,873,651

	Industrial Specialties (4.1%)
172,080	Valspar Corp. (The)	3,932,028

	Information Technology Services (6.1%)
315,410	Perot Systems Corp. (Class A) (a)	4,308,501
70,800	Teradata Corp.	1,529,280

		5,837,781

	Insurance Brokers/Services (5.3%)
122,553	Marsh & McLennan Companies, Inc.	2,318,703
106,100	Willis Group Holdings Ltd. (Bermuda)	2,825,443

		5,144,146

	Integrated Oil (2.2%)
31,380	Hess Corp.	2,089,594

	Investment Banks/Brokers (1.0%)
52,500	Schwab (Charles) Corp. (The)	924,000

	Investment Managers (1.6%)
95,670	Invesco Ltd (United Kingdom)	1,497,236

NUMBER OF
SHARES		VALUE
	Major Banks (2.5%)
56,800	BB&T Corp.	1,273,456
29,500	Comerica, Inc.	639,560
96,829	KeyCorp	484,145

		2,397,161

	Medical Specialties (3.8%)
68,010	Beckman Coulter, Inc.	3,686,142

	Miscellaneous Manufacturing (3.9%)
147,990	Pentair, Inc.	3,704,190

	Motor Vehicles (2.7%)
151,472	Harley-Davidson, Inc.	2,570,480

	Office Equipment/Supplies (2.8%)
98,300	Avery Dennison Corp.	2,709,148

	Oil & Gas Pipelines (4.6%)
451,220	El Paso Corp.	4,399,395

	Oil & Gas Production (1.3%)
16,400	EOG Resources, Inc.	1,200,316

	Other Consumer Services (1.1%)
61,600	eBay Inc. (a)	1,085,392

	Personnel Services (2.2%)
98,000	Robert Half International, Inc.	2,096,220

	Property — Casualty Insurers (5.3%)
62,921	ACE Ltd. (Cayman Islands)	2,767,895
99,322	Aspen Insurance Holdings Ltd. (Bermuda)	2,293,345

		5,061,240

	Real Estate Investment Trusts (1.1%)
9,600	Simon Property Group, Inc.	513,312
36,000	Weingarten Realty Investors	571,680

		1,084,992

	Regional Banks (3.2%)
53,927	Northern Trust Corp.	3,108,891

	Services to the Health Industry (4.2%)
345,066	HEALTHSOUTH Corp. (a)	4,085,581

	Specialty Stores (1.0%)
25,800	O’Reilly Automotive, Inc. (a)	930,090

	Tools/Hardware (0.8%)
26,000	Snap-On, Inc.	809,899

	TOTAL COMMON STOCKS (Cost $118,832,527)	95,649,562

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (b) (0.5%)
	Investment Company
514	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio -Institutional Class (Cost $513,774)		513,774

	TOTAL INVESTMENTS (Cost $119,346,301) (c)	99.9%	96,163,336
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	61,803

	NET ASSETS	100.0%	$96,225,139

(a)	Non-income producing security.

(b)	The Fund invests in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Mid-Cap Value Fund
Notes to the Portfolio of Investments
FAS 157
5/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective September 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at May 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$96,163,336	$96,163,336	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Mid-Cap Value Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
July 21, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
July 21, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 21, 2009

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